Interim Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Interim Condensed Consolidated Balance Sheets
Accounts Receivable, Allowance for Credit Loss, Current	$ 0.9	$ 0.9